Annual Total Returns - FidelityDisruptiveETFs-ComboPRO - FidelityDisruptiveETFs-ComboPRO - Fidelity Disruptive Technology ETF	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 16, 2020
Fidelity Disruptive Technology ETF
Bar Chart Table:
Annual Return 2021	9.93%
Annual Return 2022	(47.50%)